SEGMENT REPORTING - Entity-wide information (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Entity-Wide Information:
Revenue	¥ 12,144,243	¥ 11,220,775	¥ 10,556,236
Long-lived assets	755,882	1,177,255	1,120,720
eDiscovery
Entity-Wide Information:
Revenue	10,874,711	10,461,383	9,992,369
Review
Entity-Wide Information:
Revenue	3,149,787	2,696,074	2,055,340
Collection, Process and other
Entity-Wide Information:
Revenue	2,911,634	2,778,186	2,636,610
Hosting
Entity-Wide Information:
Revenue	4,813,290	4,987,123	5,300,419
Forensic
Entity-Wide Information:
Revenue	358,843	448,693	444,952
Business intelligence
Entity-Wide Information:
Revenue	553,711	256,982	116,315
Digital Communication
Entity-Wide Information:
Revenue	66,391	30,880	2,600
Healthcare
Entity-Wide Information:
Revenue	132,967	149
Foreign
Entity-Wide Information:
Revenue	157,620	22,688
Operating segments
Entity-Wide Information:
Revenue	12,217,769	11,207,730	10,553,007
Japan
Entity-Wide Information:
Revenue	3,888,155	4,042,023	3,848,826
Long-lived assets	337,583	375,692	319,157
Japan-AI
Entity-Wide Information:
Revenue	910,687	310,700	118,915
Japan-AI | Operating segments
Entity-Wide Information:
Revenue	910,687	310,700	118,915
U.S.
Entity-Wide Information:
Revenue	7,712,138	6,800,965	6,223,652
Long-lived assets	360,166	771,734	771,734
Korea
Entity-Wide Information:
Revenue	492,836	291,455	448,314
Long-lived assets	57,480	29,829	29,829
Other
Entity-Wide Information:
Revenue	51,114	86,332	35,444
Long-lived assets	653
Samsung Electronics Co., Ltd.
Entity-Wide Information:
Revenue			¥ 1,657,074
Samsung Electronics Co., Ltd. | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage			15.60%
Samsung Electronics Co., Ltd. | Japan
Entity-Wide Information:
Revenue	1,657,074
TMI Associates
Entity-Wide Information:
Revenue	¥ 1,094,979	¥ 1,253,860	¥ 1,022,656
TMI Associates | Total revenue | Customer concentration
Entity-Wide Information:
Concentration risk percentage	9.00%	11.20%	9.70%